Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Tables)	6 Months Ended
Jun. 30, 2020
Expenses by nature [abstract]
Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges

	Half year to	Half year to
	30 June 2020	30 June 2019
	£m	£m
Staff costs	608	653
Other administration expenses	377	354
Depreciation, amortisation and impairment	272	260
	1,257	1,267